Pay vs Performance Disclosure	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table provides information regarding “Compensation Actually Paid” (“CAP”) to our NEOs as determined and defined under SEC rules and does not reflect compensation actually earned, realized or received by them. The Corebridge Compensation and Management Development Committee did not consider this information in making its pay decisions for 2025.

Year	Summary Compensation Table Total for Kevin Hogan(1) ($)	Summary Compensation Table Total for Marc Costantini(1) ($)	Compensation Actually Paid to Kevin Hogan(1) ($)	Compensation Actually Paid to Marc Costantini(1) ($)	Average Summary Compensation Table Total for Other NEOs(1) ($)	Average Compensation Actually Paid to Other NEOs(1) ($)	Value of Initial Fixed $100 Investment based on:(2)		Net Income(3) ($ Millions)	Normalized Operating EPS(4)
							TSR ($)	Peer Group TSR ($)
2025	13,116,836	16,142,230	13,325,246	16,102,000	5,701,374	5,451,305	183.27	157.38	(390)	$5.40
2024	7,810,797	—	12,903,410	—	3,274,727	4,482,113	176.40	151.20	2,203	$4.99
2023	8,632,097	—	12,115,440	—	3,981,082	4,248,724	123.50	119.23	1,036	$3.59
2022	8,881,597	—	14,151,089	—	4,261,914	4,107,460	99.03	109.12	8,479	$2.94

(1)
This table presents pay versus performance information for 2022 for Kevin Hogan (“CEO 1”) and Elias Habayeb, Terri Fiedler, Sabra Purtill, Todd Solash, Robert Scheinerman and Geoffrey Cornell (the “Other NEOs”), and 2023 for Kevin Hogan (“CEO 1”) and Elias Habayeb, Lisa Longino, Terri Fiedler, Jonathan Novak and Constance Hunter (the “Other NEOs”), and 2024 for Kevin Hogan (“CEO 1”) and Elias Habayeb, Lisa Longino, Terri Fiedler, and Jonathan Novak (the “Other NEOs”), and 2025 for Kevin Hogan (“CEO 1”), Marc Costantini (“CEO 2”), and Elias Habayeb, Lisa Longino, Jonathan Novak, and Polly Klane (the “Other NEOs”). CAP for 2022 was calculated based on the change in value from AIG equity pre-IPO on 12/31/2021 for Corebridge awards through 12/31/2022. AIG equity remained valued using AIG share prices on both dates. CAP for 2023 was calculated based on the change in value from AIG equity pre-IPO on 12/31/2022 for Corebridge awards through 12/31/2023. Corebridge equity awards remained valued using Corebridge prices on both dates. AIG equity awards remained valued using AIG share prices on both dates. CAP for 2024 was calculated based on the change in value from Corebridge equity awards on 12/31/2023 through 12/31/2024. AIG equity awards remained valued using AIG share prices on both dates. CAP for 2025 reflects the following adjustments to the applicable amounts in the Summary Compensation Table (“SCT”):

	Mr. Hogan ($)	Mr. Costantini ($)	Average of Other NEOs ($)
2025 Total Reported in SCT	13,116,836	16,142,230	5,701,374
Less value of stock and option awards reported in SCT	(8,385,037)	(10,301,468)	(3,180,929)
Less change in Pension Value in 2025	(128,218)	—	(14,898)
Plus year-end value of awards granted in 2025 that were unvested and outstanding as of 12/31/2025(a)	6,318,255	10,261,238	2,764,369
Plus change in fair value of prior year awards that were unvested and outstanding as of 12/31/2025(b)	1,976,078	—	22,400
Plus change in fair value of prior year awards that vested in 2025(c)	427,332	—	158,989
Plus value of awards granted in 2025 that vested in 2025	—	—	—
Compensation Actually Paid for 2025	13,325,246	16,102,000	5,451,305

(a)	December 31, 2025 fair value of Corebridge RSUs, Corebridge PSUs and Corebridge Options was calculated based on the closing Corebridge stock price on that date.
(b)
December 31, 2025 fair value of Corebridge RSUs and Corebridge Options was calculated based on the closing stock price on that date. December 31, 2025 fair value of AIG PSUs was calculated based on the closing AIG stock price on that date.

(c)	Change in fair value for awards that vested in 2025 was calculated based on the closing price on the applicable vesting date.
(2)
The Peer Group TSR uses the S&P 500 Insurance Index, which we also use in the stock performance graph included in our 2025 Annual Report. The comparison assumes $100 was invested for the period starting September 15, 2022, the IPO date, through the end of the listed year for purposes of calculating the cumulative TSR of the Company and the S&P 500 Insurance Index over the measurement period. Historical stock performance is not necessarily indicative of future stock performance.

(3)	Net Income is derived from our Audited Consolidated Financial Statements.
(4)
We determined Normalized Operating EPS to be the most important financial performance measure used to link Company performance to CAP in 2025. Normalized Operating EPS is a non-GAAP financial measure. For more information on this measure and how it is calculated, including certain adjustments that were made to reflect the Venerable transaction, see “Compensation Discussion and Analysis—Business Performance Score” on page 54 and Appendix A. Normalized Operating EPS was not included as a metric in the Company’s STI plan in 2022 or 2023 and Normalized Operating EPS figures for 2022 and 2023 represent Operating EPS as recast following the Venerable transaction, without any additional adjustments or normalizations.

Company Selected Measure Name			Normalized Operating EPS
Named Executive Officers, Footnote
(1)
This table presents pay versus performance information for 2022 for Kevin Hogan (“CEO 1”) and Elias Habayeb, Terri Fiedler, Sabra Purtill, Todd Solash, Robert Scheinerman and Geoffrey Cornell (the “Other NEOs”), and 2023 for Kevin Hogan (“CEO 1”) and Elias Habayeb, Lisa Longino, Terri Fiedler, Jonathan Novak and Constance Hunter (the “Other NEOs”), and 2024 for Kevin Hogan (“CEO 1”) and Elias Habayeb, Lisa Longino, Terri Fiedler, and Jonathan Novak (the “Other NEOs”), and 2025 for Kevin Hogan (“CEO 1”), Marc Costantini (“CEO 2”), and Elias Habayeb, Lisa Longino, Jonathan Novak, and Polly Klane (the “Other NEOs”). CAP for 2022 was calculated based on the change in value from AIG equity pre-IPO on 12/31/2021 for Corebridge awards through 12/31/2022. AIG equity remained valued using AIG share prices on both dates. CAP for 2023 was calculated based on the change in value from AIG equity pre-IPO on 12/31/2022 for Corebridge awards through 12/31/2023. Corebridge equity awards remained valued using Corebridge prices on both dates. AIG equity awards remained valued using AIG share prices on both dates. CAP for 2024 was calculated based on the change in value from Corebridge equity awards on 12/31/2023 through 12/31/2024. AIG equity awards remained valued using AIG share prices on both dates. CAP for 2025 reflects the following adjustments to the applicable amounts in the Summary Compensation Table (“SCT”):

Peer Group Issuers, Footnote
(2)
The Peer Group TSR uses the S&P 500 Insurance Index, which we also use in the stock performance graph included in our 2025 Annual Report. The comparison assumes $100 was invested for the period starting September 15, 2022, the IPO date, through the end of the listed year for purposes of calculating the cumulative TSR of the Company and the S&P 500 Insurance Index over the measurement period. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(1)
This table presents pay versus performance information for 2022 for Kevin Hogan (“CEO 1”) and Elias Habayeb, Terri Fiedler, Sabra Purtill, Todd Solash, Robert Scheinerman and Geoffrey Cornell (the “Other NEOs”), and 2023 for Kevin Hogan (“CEO 1”) and Elias Habayeb, Lisa Longino, Terri Fiedler, Jonathan Novak and Constance Hunter (the “Other NEOs”), and 2024 for Kevin Hogan (“CEO 1”) and Elias Habayeb, Lisa Longino, Terri Fiedler, and Jonathan Novak (the “Other NEOs”), and 2025 for Kevin Hogan (“CEO 1”), Marc Costantini (“CEO 2”), and Elias Habayeb, Lisa Longino, Jonathan Novak, and Polly Klane (the “Other NEOs”). CAP for 2022 was calculated based on the change in value from AIG equity pre-IPO on 12/31/2021 for Corebridge awards through 12/31/2022. AIG equity remained valued using AIG share prices on both dates. CAP for 2023 was calculated based on the change in value from AIG equity pre-IPO on 12/31/2022 for Corebridge awards through 12/31/2023. Corebridge equity awards remained valued using Corebridge prices on both dates. AIG equity awards remained valued using AIG share prices on both dates. CAP for 2024 was calculated based on the change in value from Corebridge equity awards on 12/31/2023 through 12/31/2024. AIG equity awards remained valued using AIG share prices on both dates. CAP for 2025 reflects the following adjustments to the applicable amounts in the Summary Compensation Table (“SCT”):

	Mr. Hogan ($)	Mr. Costantini ($)	Average of Other NEOs ($)
2025 Total Reported in SCT	13,116,836	16,142,230	5,701,374
Less value of stock and option awards reported in SCT	(8,385,037)	(10,301,468)	(3,180,929)
Less change in Pension Value in 2025	(128,218)	—	(14,898)
Plus year-end value of awards granted in 2025 that were unvested and outstanding as of 12/31/2025(a)	6,318,255	10,261,238	2,764,369
Plus change in fair value of prior year awards that were unvested and outstanding as of 12/31/2025(b)	1,976,078	—	22,400
Plus change in fair value of prior year awards that vested in 2025(c)	427,332	—	158,989
Plus value of awards granted in 2025 that vested in 2025	—	—	—
Compensation Actually Paid for 2025	13,325,246	16,102,000	5,451,305

(a)	December 31, 2025 fair value of Corebridge RSUs, Corebridge PSUs and Corebridge Options was calculated based on the closing Corebridge stock price on that date.
(b)
December 31, 2025 fair value of Corebridge RSUs and Corebridge Options was calculated based on the closing stock price on that date. December 31, 2025 fair value of AIG PSUs was calculated based on the closing AIG stock price on that date.

(c)	Change in fair value for awards that vested in 2025 was calculated based on the closing price on the applicable vesting date.

Non-PEO NEO Average Total Compensation Amount			$ 5,701,374	$ 3,274,727	$ 3,981,082	$ 4,261,914
Non-PEO NEO Average Compensation Actually Paid Amount			$ 5,451,305	4,482,113	4,248,724	4,107,460
Adjustment to Non-PEO NEO Compensation Footnote
(1)
This table presents pay versus performance information for 2022 for Kevin Hogan (“CEO 1”) and Elias Habayeb, Terri Fiedler, Sabra Purtill, Todd Solash, Robert Scheinerman and Geoffrey Cornell (the “Other NEOs”), and 2023 for Kevin Hogan (“CEO 1”) and Elias Habayeb, Lisa Longino, Terri Fiedler, Jonathan Novak and Constance Hunter (the “Other NEOs”), and 2024 for Kevin Hogan (“CEO 1”) and Elias Habayeb, Lisa Longino, Terri Fiedler, and Jonathan Novak (the “Other NEOs”), and 2025 for Kevin Hogan (“CEO 1”), Marc Costantini (“CEO 2”), and Elias Habayeb, Lisa Longino, Jonathan Novak, and Polly Klane (the “Other NEOs”). CAP for 2022 was calculated based on the change in value from AIG equity pre-IPO on 12/31/2021 for Corebridge awards through 12/31/2022. AIG equity remained valued using AIG share prices on both dates. CAP for 2023 was calculated based on the change in value from AIG equity pre-IPO on 12/31/2022 for Corebridge awards through 12/31/2023. Corebridge equity awards remained valued using Corebridge prices on both dates. AIG equity awards remained valued using AIG share prices on both dates. CAP for 2024 was calculated based on the change in value from Corebridge equity awards on 12/31/2023 through 12/31/2024. AIG equity awards remained valued using AIG share prices on both dates. CAP for 2025 reflects the following adjustments to the applicable amounts in the Summary Compensation Table (“SCT”):

	Mr. Hogan ($)	Mr. Costantini ($)	Average of Other NEOs ($)
2025 Total Reported in SCT	13,116,836	16,142,230	5,701,374
Less value of stock and option awards reported in SCT	(8,385,037)	(10,301,468)	(3,180,929)
Less change in Pension Value in 2025	(128,218)	—	(14,898)
Plus year-end value of awards granted in 2025 that were unvested and outstanding as of 12/31/2025(a)	6,318,255	10,261,238	2,764,369
Plus change in fair value of prior year awards that were unvested and outstanding as of 12/31/2025(b)	1,976,078	—	22,400
Plus change in fair value of prior year awards that vested in 2025(c)	427,332	—	158,989
Plus value of awards granted in 2025 that vested in 2025	—	—	—
Compensation Actually Paid for 2025	13,325,246	16,102,000	5,451,305

(a)	December 31, 2025 fair value of Corebridge RSUs, Corebridge PSUs and Corebridge Options was calculated based on the closing Corebridge stock price on that date.
(b)
December 31, 2025 fair value of Corebridge RSUs and Corebridge Options was calculated based on the closing stock price on that date. December 31, 2025 fair value of AIG PSUs was calculated based on the closing AIG stock price on that date.

(c)	Change in fair value for awards that vested in 2025 was calculated based on the closing price on the applicable vesting date.

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid and TSR(1)
(1)	TSR on the graph begins on Corebridge’s IPO date whereas CAP begins as of the prior fiscal year end.

Compensation Actually Paid vs. Net Income			Relationship Between Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure			Relationship Between Compensation Actually Paid and Normalized Operating EPS
Total Shareholder Return Vs Peer Group	Relationship Between Compensation Actually Paid and TSR(1)
(1)	TSR on the graph begins on Corebridge’s IPO date whereas CAP begins as of the prior fiscal year end.

Tabular List, Table
Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to be the most important in linking CAP to our NEOs for 2025 to Company performance. The measures in these tables are not ranked.
All of these measures are non-GAAP financial measures. For more information on non-GAAP measures and how they are calculated, including certain adjustments that were made to reflect the Venerable transaction, see “Compensation Discussion and Analysis—Business Performance Score” on page 54 and Appendix A.
•	Normalized Operating EPS
•	Free Cash Flow
•	General Operating Expense as part of the Strategic Performance metrics
•	Adjusted ROAE
•	Relative TSR

Total Shareholder Return Amount			$ 183.27	176.4	123.5	99.03
Peer Group Total Shareholder Return Amount			$ 157.38	$ 151.2	$ 119.23	$ 109.12
Company Selected Measure Amount | $ / shares			5.4	4.99	3.59	2.94
PEO Name	Marc Costantini	Kevin Hogan		Kevin Hogan	Kevin Hogan	Kevin Hogan
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ (390,000,000)	$ 2,203,000,000	$ 1,036,000,000	$ 8,479,000,000
Measure:: 1
Pay vs Performance Disclosure
Name			Normalized Operating EPS
Non-GAAP Measure Description
(4)
We determined Normalized Operating EPS to be the most important financial performance measure used to link Company performance to CAP in 2025. Normalized Operating EPS is a non-GAAP financial measure. For more information on this measure and how it is calculated, including certain adjustments that were made to reflect the Venerable transaction, see “Compensation Discussion and Analysis—Business Performance Score” on page 54 and Appendix A. Normalized Operating EPS was not included as a metric in the Company’s STI plan in 2022 or 2023 and Normalized Operating EPS figures for 2022 and 2023 represent Operating EPS as recast following the Venerable transaction, without any additional adjustments or normalizations.

Measure:: 2
Pay vs Performance Disclosure
Name			Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name			General Operating Expense as part of the Strategic Performance metrics
Measure:: 4
Pay vs Performance Disclosure
Name			Adjusted ROAE
Measure:: 5
Pay vs Performance Disclosure
Name			Relative TSR
Kevin Hogan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 13,116,836	7,810,797	8,632,097	8,881,597
PEO Actually Paid Compensation Amount			13,325,246	12,903,410	12,115,440	14,151,089
Marc Costantini [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			16,142,230	0	0	0
PEO Actually Paid Compensation Amount			16,102,000	$ 0	$ 0	$ 0
PEO | Kevin Hogan [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(128,218)
PEO | Kevin Hogan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,385,037)
PEO | Kevin Hogan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,318,255
PEO | Kevin Hogan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,976,078
PEO | Kevin Hogan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Kevin Hogan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			427,332
PEO | Marc Costantini [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Marc Costantini [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,301,468)
PEO | Marc Costantini [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,261,238
PEO | Marc Costantini [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Marc Costantini [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Marc Costantini [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(14,898)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,180,929)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,764,369
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			22,400
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 158,989